Accrued expenses and other payables	12 Months Ended
Dec. 31, 2024
Accrued expenses and other payables
Accrued expenses and other payables
9.	Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Payments received on behalf of manachised hotels(i)	441,174	575,502
Deposits	64,672	91,622
Service fee	64,211	78,129
VAT and other taxes payable	68,719	58,559
Payable for purchase of property and equipment	16,079	22,049
Others	29,536	56,148
Total	684,391	882,009
(i)The amount represents the payments collected or to be collected from customers or travel agencies on behalf of the franchisees for the reservation of manachised hotels.